Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Summary of Pledged Assets

Pledged assets	Object	December 31, 2025	December 31, 2024
Restricted cash and time deposit (classified under other financial assets)	Restricted cash	$7,100,069	5,397,240
Restricted time deposits (classified under other financial assets-non-current)	Deposits for travel agency operation and credit card agency	241,251	183,011
Guarantee deposits paid (classified under other financial assets -non-current)	Deposits for credit card agency and office rental	433,883	538,335
Total		$7,775,203	6,118,586